Income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax benefit	$ 2,021,265	$ 0	$ 0	$ 0
Income tax continuing operations	$ 821,811
Annual effective tax rate	25.30%
Federal statutory rate	21.00%
Income tax benefit in order to establish various deferred tax assets, primarily attributable to timing differences in revenue recognition	$ 1,199,454